10. Long-Term Debt	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
10. Long-Term Debt

Financing of Automobile

On August 12, 2010, the Company entered into a note agreement for $40,000 with an interest rate of 11.99% per year. This instrument was issued in connection with the financing of an automobile. During the year ended March 31, 2015, the Company made principal and interest payments related to this note in the amounts of $8,000 and $1,000, respectively. The remaining balance of this note amounted to $3,000 at March 31, 2015, of which $3,000 is included in the current portion of long-term debt in the accompanying consolidated balance sheet.

Financing of Insurance Premiums

On January 25, 2014, the Company entered into a note agreement for $188,000 with an interest rate of 4.81% per annum. This instrument was issued in connection with financing insurance premiums. The note is payable in monthly installments of $27,000 with the final payment made on August 25, 2014. During the year ended March 31, 2015, the Company made principal and interest payments of $135,000 and $1,000, respectively.

On January 25, 2015, the Company entered into a note agreement for $116,000 with an interest rate of 5.50% per annum. This instrument was issued in connection with financing insurance premiums. The note is payable in monthly installments of $17,000 with the final payment on August 25, 2015. During the year ended March 31, 2015, the Company made principal and interest payments of $33,000 and $1,000, respectively. The remaining balance of this note amounted to $84,000 at March 31, 2015 which is included in the current portion of long-term debt in the accompanying consolidated balance sheet.

Venture Lending & Leasing, Inc. and Venture Lending & Leasing VI, Inc.

On May 1, 2010, the Company entered into a loan and security agreement and a supplement to the loan and security agreement with Venture Lending & Leasing V, Inc., to borrow $3,000,000 (together, the “VLL5 Loan Agreements”). In connection with those agreements, the Company issued two warrants to Venture Lending & Leasing V, LLC, a Delaware limited liability company (“LLC5”), which, in the aggregate, had a total put option cash value of $750,000 (the “VLL5 Warrants”).

On June 29, 2011, the Company entered into a loan and security agreement and a supplement to the loan and security agreement with Venture Lending & Leasing VI, Inc., to borrow $2,500,000 (together, the “VLL6 Loan Agreements”). In connection with those agreements, the Company issued three warrants to Venture Lending & Leasing VI, LLC, a Delaware limited liability company (“LLC6”), which, in the aggregate, had a total put option cash value of $1,250,000 (the “VLL6 Warrants”).

On October 30, 2012, the Company entered into respective letter agreements with VLL5 and VLL6 to amend the repayment terms of its outstanding debt obligations. Prior to the execution of these agreements, LLC5 and LLC6 held an aggregate of 79,517 warrants (adjusted for the reverse stock split effective April 1, 2013) to purchase common stock, which, in the aggregate, had a total put option cash value of $2,000,000 (the “Cash Settlement Liability”) and was included in long term liabilities on the Company’s consolidated balance sheets.

On that same day, the Company also entered into a stock purchase agreement with LLC5 and LLC6 (together with LLC5, collectively referred to as “WTI”) for the issuance to WTI of shares of its common stock having an aggregate grant date fair value of $3,500,000, or approximately $5.67 per post-split share, in exchange for LLC5’s agreement to surrender the VLL5 Warrants, and LLC6’s agreement to surrender the VLL6 Warrants, and the surrender by WTI of the accompanying Cash Settlement Liability. Accordingly, on November 1, 2012, the Company issued an aggregate of 617,284 restricted shares of its post-split common stock (the “Shares”) to WTI, pursuant to the terms of the stock purchase agreement. The VLL5 Warrants and the VLL6 Warrants were surrendered on October 30, 2012.

As of December 16, 2013, the Shares were sold for an average price of $5.35 per share, resulting in gross proceeds of $3,304,000 and net proceeds of $3,291,000 after deducting certain transaction costs. Pursuant to the stock purchase agreement, the net proceeds from the sale of the Shares were applied as follows:

(a)	$2,000,000 of the proceeds received were retained by LLC5 and LLC6 as consideration for surrendering the VLL5 Warrants and VLL6 Warrants and the underlying put warrant liabilities.

(b)	After the put warrant liabilities were satisfied, the remaining proceeds were applied to the reduction of the Company’s remaining loans outstanding under the VLL5 Loan Agreements and the VLL6 Loan Agreements. As there were no outstanding loans under the VLL5 Loan Agreements, the Company used the amount to prepay the outstanding loans under the VLL6 Loan Agreements, for which $1,131,000 of the proceeds received was applied as a prepayment of the then outstanding debt under the VLL6 Loan Agreements and $94,000 of the proceeds received was applied as a prepayment of all future interest owed in connection with the VLL6 Loan Agreements.

(c)	After the loans were prepaid in full, approximately $66,000 remained in excess of all outstanding obligations owed by the Company. Pursuant to the terms of the stock purchase agreement, such amount was allocated 50/50, and $33,000 was paid to the Company.

In connection with the VLL5 Loan Agreements and the VLL6 Loan Agreements, during the year ended March 31, 2014, the Company made interest payments of $188,000, and aggregate principal payments of $1,379,000. In addition, for the year ended March 31, 2014, the Company recorded $863,000 of non-cash interest related to the loans, respectively.